Label	Element	Value
Esoterica NextG Economy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Esoterica NextG Economy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has not yet commenced operations as of the date of this prospectus, no portfolio turnover rate information is available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example further assumes that the Adviser's fee waiver/reimbursement agreement with respect to the Fund will be in effect for only the first year of operations. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed ETF that will invest, under normal circumstances, at least 80% of its total assets in domestic and foreign equity securities of companies whose economic fortunes are significantly tied to the fifth generation digital cellular network technology ("5G") enabled digital economy, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales. The Fund will invest at least 25% of its net assets in companies in the internet, computer, semiconductor and software group of industries. In selecting companies that the Adviser believes are relevant to the 5G-enabled digital economy, it seeks to identify companies that would benefit by expanding their accessible market for their products and services as a result of the adoption of 5G. Companies who are engaged in e-commerce or internet sales, for example, may especially benefit from the adoption of 5G technology due to 5G technology’s increased peak data rates, increased speed of connectivity and a more efficient use of bandwidth so that the maximum amount of data can be transmitted with the fewest transmission errors, relative to existing technology. More efficient and accurate transmission of data may result in a larger available market. Outside of the Fund’s 80% policy, the Fund may invest up to 20% of its net assets in cash and cash equivalents.

The Adviser’s internal research and analysis leverages insights from diverse sources, including external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. More specifically, targeted investments must meet the following criteria, as determined by the Adviser.

●	Group 1: Infrastructure

The company's business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the development of 5G communication infrastructure network including core network, transmission, and radio access network, or cloud computing infrastructure.

●	Group 2: Edge Device

The company's business activities, products or services are focused on or benefit from the development of new products or services, technological improvements and advancements in scientific research in the access of 5G networks by end users, including the edge device itself, such as cellular phone, or the key component within the edge device, such as a baseband processor. The edge device is a type of networking device that connects an internal local area network with an external wide area network or the internet. The edge device provides interconnectivity and traffic translation between different networks on their entering edges or the network boundaries.

●	Group 3: Services

The company's business activities, products or services are enabled by the proliferation of 5G infrastructure and edge devices, which can be further categorized into enhanced mobile broadband (eMBB), massive machine type communications (mMTC) and ultra-reliable low latency communications (uRLLC). The possible products and services may include video streaming, cloud gaming, autonomous driving, augmented reality and virtual reality (AR/VR), Internet of Things (“IoT”), and remote surgery. Cloud gaming is a type of online gaming that aims to provide smooth and direct playability to end users of games across various devices. It could include a host gaming server capable of executing a gaming engine and streaming the gaming data to the client device. IoT is a system of interrelated computing devices, mechanical and digital machines, objects, animals or people that are provided with unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

The Adviser will select investments for the Fund that represent its highest-conviction investment ideas within the above groups, which the Adviser believes offer the best risk-reward opportunities. The Adviser’s process for identifying companies uses both ‘‘top down’’ (thematic research sizing the potential total available market and changes in the underlying technological cycle) and ‘‘bottom up’’ (valuation, fundamental and quantitative measures) approaches.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. The Fund will invest at least 25% of its net assets in companies in the internet, computer, semiconductor and software group of industries. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (‘‘ADRs’’) and Global Depositary Receipts (‘‘GDRs’’)) and securities listed on local foreign exchanges. Outside of the Fund’s 80% policy, the Fund may invest up to 20% of its net assets in cash and cash equivalents.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises, including companies involved in the production of 5G technology and companies that may benefit from the use of 5G, such as companies engaged in e-commerce or internet sales. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. The Fund will invest at least 25% of its net assets in companies in the internet, computer, semiconductor and software group of industries. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities (including investments in American Depositary Receipts (‘‘ADRs’’) and Global Depositary Receipts (‘‘GDRs’’)) and securities listed on local foreign exchanges. Outside of the Fund’s 80% policy, the Fund may invest up to 20% of its net assets in cash and cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Below are material risks that may affect the Fund's net asset value ("NAV") and performance.

5G Companies and Emerging Technologies Investment Risk: Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of 5G technologies. The extent of such technologies' versatility has not yet been fully explored. Consequently, the Fund's holdings will include equity securities of operating companies that focus on or have exposure to a wide variety of industries. The economic fortunes of the companies held by the Fund will be significantly tied to 5G technologies. Currently, there are few public companies for which 5G technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.

Communication Services Companies Risk: Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company's profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Concentration Risk: To the extent the Fund’s investments are concentrated in a particular industry or group of industries, the Fund may be susceptible to loss due to adverse occurrences affecting that industry or group of industries.

Computer Software/Services Companies Risk: Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results.

Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Internet Companies Risk: Investments in internet industry companies may be volatile. Internet companies are subject to intense competition, the risk of product obsolescence, changes in consumer preferences and legal, regulatory and political changes. They are also especially at risk of hacking and other cybersecurity events. In addition, it can be difficult to adequately capture what qualifies as an Internet company.

Semiconductor Companies Risk: The Fund is subject to the risk that market or economic factors impacting semiconductor companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of semiconductor companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Semiconductor companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, semiconductor companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Cyber Security Risk. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Fund or its Adviser, Sub-Adviser, custodian, transfer agent, and other third-party service providers may adversely impact the Fund. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Foreign Securities Risk: Since the Fund's investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Securities of 5G companies that are foreign companies may be subject to the risks associated with capital controls and sanctions. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities, or other assets. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, or otherwise transfer securities or currency, including depositary receipts, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Depositary Receipt Risk: Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares ("Underlying Shares"). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Emerging Markets Risk: The Fund may invest in companies organized in emerging market nations. Investments in depositary receipts linked to Underlying Shares traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may adversely affect the trading market and price for shares and cause the Fund to decline in value.

Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Micro Cap Company Risk: Micro cap companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. Micro cap common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on larger cap companies.

Non-Diversification Risk: Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

ETF Structure Risks: The Fund is structured as an ETF and is subject to the special risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed by the Fund only to Authorized Purchasers (“APs”) at NAV in large blocks known as "Creation Units." An AP may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the Fund's shares may not be developed or maintained. Trading in shares on the CBOE may be halted due to market conditions or for reasons that, in the view of the CBOE, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the CBOE. If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Market Price Variance Risk: The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role of market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's NAV.

▪	To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's NAV.

▪	The market price for the Fund's shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's NAV.

▪	In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's NAV.

Fluctuation of Net Asset Value Risk: The NAV of the Fund's shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the CBOE. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Fund’s shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund's holdings trading individually or in the aggregate at any point in time.

Limited History of Operations Risk and New Adviser Risk. The Fund and the Adviser are each newly-formed and have no history of operations for investors to evaluate. As a result, investors do not have a track record from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

Sector Concentration Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's NAV to fluctuate more than that of a fund that does not focus on a particular sector.

●	Communications Services Sector Risk: The Fund is generally expected to invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. Companies in the communications services sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications (including with 5G and other technologies), product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

●	Information Technology Sector Risk: The Fund is generally expected to invest significantly in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund's investments. The values of stocks of information technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

●	Basic Materials Sector Risk: To the extent that the Fund invests in the basic materials sector, it will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

●	Consumer Discretionary Sector Risk: To the extent that the Fund invests in the consumer discretionary sector, it will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

●	Financials Sector Risk: Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously.

Unique Economic and Political Risks of Investing in Greater China: Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market prices fall more disproportionately than larger companies in response to selling pressures. In addition, small and medium sized companies may have limited markets, product lines, or financial resources and lack management experience.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.esotericacap.com or by calling (866) 979-1710.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 979-1710
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.esotericacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	In the future, performance information will be presented in this section of this prospectus.
Esoterica NextG Economy ETF | Esoterica NextG Economy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	$ 289

[1]	Estimated for the current fiscal year.
[2]	Esoterica Capital LLC (the "Adviser") has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) unaffiliated acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) foreign custody transaction costs and foreign account set up fees and (viii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 0.75% of the Fund's net assets from the Fund's effective date through its first year of operation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within three years from the date the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limit or other arrangements in place at the time of recoupment. This agreement may be terminated only by the Fund's Board of Trustees (the "Board") on 60 days' written notice to the Adviser.